Offerings - Offering: 1	Nov. 21, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 585,000.00
Amount of Registration Fee	$ 80.79
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $585,000. The fee of $80.79 was previously paid - Accession No. 0001104659-25-114583.